SHAREHOLDER's EQUITY - Narrative (Details) - EUR (€) € / shares in Units, € in Millions	Apr. 07, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Authorised share capital		€ 8.8
Par value per share (in euro per share)		€ 0.01
Number of shares outstanding	641,290,014	638,821,619	631,323,225